Equity Incentive Plans - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance			17,465,405		17,465,405		13,893,161	10,034,853
Increase in shares available for issuance		564,000
Early exercise of stock options repurchase right lapse period					180 days		180 days
Weighted-average grant date fair value of options granted			$ 1.89		$ 1.56		$ 5.21
Intrinsic value of the stock options exercised			$ 10,367		$ 65,414		$ 200,000	$ 5,000,000
Stock Issued During Period Shares Stock Options Exercised And Repurchased			26,188	73,735	216,656	124,448	189,414	138,596
Shares remained subject to the right of repurchase as a result of the early exercised stock options			111,600		111,600		554,695	1,195,631
Remaining liability related to early exercised shares							$ 100,000	$ 300,000
Stock-based compensation expense			$ 2,161,000	$ 3,210,000	$ 8,269,000	$ 9,912,000	$ 13,534,000	$ 7,871,000
Shares issued			57,971,910		57,971,910		58,221,760	58,010,823
Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense							$ 30,500,000
Unrecognized stock-based compensation expense, expected to be recognized period							3 years 3 months 18 days
2021 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance							564,000
Percentage of lower of the fair market value of common stock at the beginning of the offering period or at the end of each applicable purchase period							85.00%
Accrued liabilities							$ 100,000
Shares issued			65,222	207,137	65,222	207,137
Maximum | 2021 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of eligible compensation to purchase shares of the Company's common stock at a discount through payroll deductions							15.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock vesting period									4 years
Restricted stock awards granted					0	0	0	0
Share-based compensation, liabilities for restricted stock awards, cancelled			1,542	5,140	11,136	5,140	5,140	0
Share-based compensation, liabilities for restricted stock awards, vested					703,035		553,443	345,966
Outstanding Stock Option Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 2,159,000	$ 3,150,000	$ 8,168,000	$ 9,590,000	$ 13,132,000	$ 7,647,000
Unrecognized stock-based compensation expense			9,900,000		$ 9,900,000		$ 31,000,000
Unrecognized stock-based compensation expense, expected to be recognized period					1 year 10 months 24 days		2 years 7 months 6 days
Outstanding Stock Option Awards | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense							$ 2.2	$ 300,000
Outstanding Stock Option Awards | Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 400,000	$ 800,000	$ 1,100,000	$ 900,000
2020 Stock Option and Grant Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period							10 years
Share based compensation arrangement by share based payment award, exercise price percentage							10.00%
Common stock vesting period							4 years
2020 Stock Option and Grant Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage							100.00%
2020 Stock Option and Grant Plan | Stock Option Grant to 10.0% Stockholder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock vesting period							5 years
2020 Stock Option and Grant Plan | Stock Option Grant to 10.0% Stockholder | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage							110.00%
2020 Stock Option and Grant Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted									832,983
2021 Stock Option and Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period							10 years
Common stock vesting period					4 years		4 years
Shares reserved for future issuance			5,636,000		5,636,000		5,636,000
Shares reserved and available for issuance							5.00%
Increase in shares available for issuance		2,900,541			9,831,161		5,382,907
Grant date fair value of year one							$ 1,000,000
Grant date fair value of year thereafter					$ 750,000		$ 750,000
Percentage of lower of the fair market value of common stock at the beginning of the offering period or at the end of each applicable purchase period					85.00%
Grant date fair value of year one					$ 1,000,000
ESPP compensation expenses					$ 25,000,000
2021 Stock Option and Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage					100.00%		100.00%
2020 Stock Option and Grant Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period					10 years
Share based compensation arrangement by share based payment award, exercise price percentage					10.00%
Common stock vesting period					4 years
Shares reserved and available for issuance					5.00%
2020 Stock Option and Grant Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage					100.00%
2020 Stock Option and Grant Plan | Stock Option Grant to 10.0% Stockholder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock vesting period					5 years
2020 Stock Option and Grant Plan | Stock Option Grant to 10.0% Stockholder | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage					110.00%
2020 Stock Option and Grant Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted									832,983
2021 Stock Option And Grant Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period					10 years
Common stock vesting period					10 years
Increase in shares available for issuance	2,911,088	2,900,541